Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (6)	$ 0
Stated amount	$ 150	$ 250
Maturity date (in years)	2024	2019-2024
Interest rate range	2.47%-2.599%	1.7%-2.6%
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (3)	$ (1)
Stated amount	$ 447	$ 334
Maturity date (in years)	19/02/2020	15/2/2019
Interest rate range	1-month libor	1-month Libor
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 57	$ 15
Stated amount	$ 482	$ 486
Maturity date (in years)	2024	30/3/2024
Interest rate range	2.45%-4.474%	2.45%-4.74%